Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information
30.	Parent Company Only Condensed Financial Information

Condensed balance sheets

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

ASSETS
Current assets
Cash	1,537	34,224	5,438
Short-term investment	—	894,540	142,128
Prepaid expenses and other current assets	5,213	16,739	2,660
Amount due from subsidiaries	46,714	497,851	79,100

Total current assets	53,464	1,444,354	229,326

Non-current assets
Investments	107,748	212,110	33,700

Total non-current assets	107,748	212,110	33,700

Total assets	161,212	1,656,464	263,026

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	—	2,796	444
Amount due to a subsidiary	—	114	18

Total current liabilities	—	2,910	462

Total liabilities	—	2,910	462

Mezzanine equity:
Series A contingently redeemable convertible preferred shares	355,680	—	—
Series B contingently redeemable convertible preferred shares	635,430	—	—

Total mezzanine equity	991,110	—	—

Shareholders’ (deficit) equity:
Ordinary shares	7	—	—
Class A Ordinary shares	—	13	2
Class B Ordinary shares	—	10	2
Additional paid-in capital	481,603	3,172,372	504,039
Accumulated other comprehensive loss (income)	1,469	(57,290)	(9,103)
Accumulated deficit	(1,312,977)	(1,294,533)	(205,681)
Treasury stock	—	(168,018)	(26,695)

Total shareholders’ (deficit) equity	(829,898)	1,652,554	262,564

Total liabilities, mezzanine equity and shareholders’ (deficit) equity	161,212	1,656,464	263,026

Condensed statements of operations

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Operating Expenses
Selling expenses	(29)	—	—	—
General and administrative expenses	(1,897)	(281,113)	(49,424)	(7,853)

Operating loss	(1,926)	(281,113)	(49,424)	(7,853)
Other (expenses) income	—	(49,931)	45,344	7,204
Investment (loss) income	(3,993)	75,655	22,524	3,579

Loss before income taxes	(5,919)	(255,389)	18,444	2,930
Income tax expense	—	—	—	—

Net (loss) income	(5,919)	(255,389)	18,444	2,930

Condensed statements of cash flows

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net cash used in operating activities	—	—	(712)	(113)
Net cash used in investing activities	—	—	(1,349,501)	(214,414)
Net cash generated from financing activities	—	1,537	1,382,900	219,721

Net increase in cash	—	1,537	32,687	5,194
Cash at beginning of the year	—	—	1,537	244

Cash at end of the year	—	1,537	34,244	5,438

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, such investment is presented on the balance sheet as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b)	Related party transactions

The Company had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Expenses paid on behalf by:
- aBitCool	1,926	2,485	—	—

Waiver of liability by:
- aBitCool	—	116,069	—	—

Waiver of receivables to:
- 21Vianet Technology	—	28,990	—	—
- 21Vianet Beijing	—	20,941	—	—

The Company had the following related party balances as of December 31, 2010 and 2011:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Amount due from subsidiaries
- 21Vianet HK	46,714	484,442	76,970
- 21Vianet Beijing	—	13,409	2,130

Amount due to subsidiaries
- 21Vianet Technology	—	66	10
- ZBXT	—	48	8

(c)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.